Average Annual Total Returns{- Fidelity® Conservative Income Bond Fund} - 08.31 Fidelity Conservative Income Bond Fund Institutional PRO-08 - Fidelity® Conservative Income Bond Fund	Fidelity Conservative Income Bond Fund-Institutional Class Other Return Before Taxes Past 1 year	Fidelity Conservative Income Bond Fund-Institutional Class Other Return Before Taxes Past 5 years	Fidelity Conservative Income Bond Fund-Institutional Class Other Return Before Taxes Past 10 years	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions Past 1 year	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions Past 5 years	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions Past 10 years	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions and Sales Past 1 year	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions and Sales Past 5 years	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions and Sales Past 10 years	LB151 Past 1 year	LB151 Past 5 years	LB151 Past 10 years
Total	none	1.47%	1.13%	(0.12%)	0.86%	0.69%	none	0.86%	0.68%	0.06%	1.22%	0.70%